Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 31, 2016
Registrant Name	RBB FUND, INC.
Central Index Key	0000831114
Amendment Flag	false
Document Creation Date	Jan. 05, 2017
Document Effective Date	Jan. 05, 2017
Prospectus Date	Dec. 31, 2016
Abbey Capital Futures Strategy Fund | Class A Shares
Prospectus:
Trading Symbol	ABYAX
Abbey Capital Futures Strategy Fund | Class C Shares
Prospectus:
Trading Symbol	ABYCX
Abbey Capital Futures Strategy Fund | Class I Shares
Prospectus:
Trading Symbol	ABYIX
Boston Partners Emerging Markets Long/Short Fund | Institutional Class
Prospectus:
Trading Symbol	BELSX
SCHNEIDER SMALL CAP VALUE FUND | SCHNEIDER SMALL CAP VALUE FUND
Prospectus:
Trading Symbol	SCMVX
Summit Global Investments Global Low Volatility Fund (formerly Dynamic U.S. Growth Fund) | Class I
Prospectus:
Trading Symbol	DWUGX
Summit Global Investments Global Low Volatility Fund (formerly Dynamic U.S. Growth Fund) | Class II
Prospectus:
Trading Symbol	DWUHX
Summit Global Investments Global Low Volatility Fund (formerly Dynamic U.S. Growth Fund) | Institutional
Prospectus:
Trading Symbol	DWUIX